Net Income (Loss) Per Share - Schedule of Convertible Preferred Stock and Outstanding Stock Options Excluded from Calculation of Diluted Net Loss per Share per Share (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock and outstanding stock options excluded from calculation of diluted net loss per share	23,090,025	23,025,713	23,116,580
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock and outstanding stock options excluded from calculation of diluted net loss per share	20,914,137
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock and outstanding stock options excluded from calculation of diluted net loss per share		3,770,267	3,770,267
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock and outstanding stock options excluded from calculation of diluted net loss per share		4,556,638	4,556,638
Series C Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock and outstanding stock options excluded from calculation of diluted net loss per share		6,767,673	6,767,673
Series D Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock and outstanding stock options excluded from calculation of diluted net loss per share		5,819,559	5,819,559
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock and outstanding stock options excluded from calculation of diluted net loss per share	2,175,888	2,111,576	2,202,443